Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 28, 2015
Long-term debt
Long-term debt	$ 9,885,745		$ 1,211,326	$ 1,907,278
2.25% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,493,106
Interest rate	2.25%
3.45% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,483,244
Interest rate	3.45%
2.75% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,240,758
Interest rate	2.75%
4.50% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,228,647
Interest rate	4.50%
Term Loan | Term Loan
Long-term debt
Long-term debt	$ 847,337
3.125% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 495,602
Interest rate	3.125%
4.20% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 422,370
Interest rate	4.20%
3.45% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 397,260		396,898	396,536
Interest rate	3.45%				3.45%
4.55% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 393,859		393,637	393,414
Interest rate	4.55%				4.55%
3.95% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 362,381
Interest rate	3.95%
7.25% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 319,394
Interest rate	7.25%
4.00% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 296,094		295,938	295,781
Interest rate	4.00%
Floating Rate Loan | Debentures
Long-term debt
Long-term debt	$ 269,247
3.30% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 249,207
Interest rate	3.30%
4.40% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 238,334
Interest rate	4.40%
7.375% Debentures | Debentures
Long-term debt
Long-term debt	$ 118,982		118,936	118,889
Interest rate	7.375%
0.92% Fixed Rate Loan | Debentures
Long-term debt
Long-term debt	$ 23,933
Interest rate	0.92%	0.919%
7.45% Debentures | Debentures
Long-term debt
Long-term debt	$ 3,500		3,500	3,500
Interest rate	7.45%
2.00% to 8.0% Promissory Notes | Senior Notes | Minimum
Long-term debt
Interest rate	2.00%
2.00% to 8.0% Promissory Notes | Senior Notes | Maximum
Long-term debt
Interest rate	14.50%
2.00% to 8.0% Promissory Notes | Debentures
Long-term debt
Long-term debt	$ 2,490		2,417	1,628
1.35% Senior Notes | Senior Notes
Long-term debt
Long-term debt				$ 697,530
Interest rate	1.35%